Basis of Presentation and Consolidation (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Consolidation
Schedule of weighted average ownership interest in the operating partnership

	For the Year Ended December 31,
	2012	2011	2010
Weighted average ownership interest	83.9%	82.9%	83.2%